Loans Receivable, Net - Summary of Aging of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	$ 239	$ 228
Current	8,742	498
Total loans	8,981	726
1-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	40	42
90-179 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	2	23
180-365 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	12	150
Over 1 Year Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	$ 185	$ 13